CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Operating Income (Loss), Total	$ (870,830,000)	$ (239,676,000)
Other income (expense):
Change in fair value of warrants	28,901,000	(32,790,000)
Net income (loss)	$ (888,802,000)	$ (301,128,000)
Basic weighted average shares outstanding	95,303,684	86,984,646
Diluted weighted average shares outstanding	95,303,684	86,984,646
Basic net income (loss) per share	$ (9.33)	$ (3.46)
Diluted net income (loss) per share	$ (9.33)	$ (3.46)
Aurora Acquisition Corp
Formation and operating costs	$ 8,577,543	$ 8,120,280
Operating Income (Loss), Total	(8,577,543)	(8,120,280)
Other income (expense):
Interest earned on marketable securities held in Trust Account	4,262,222	19,527
Change in fair value of warrants	12,868,205	1,576,196
Change in fair value of over-allotment option liability	0	296,905
Offering Costs Derivative Warrant Liabilities	0	(299,523)
Gain on deferred underwriting fee	182,658	0
Net income (loss)	$ 8,735,542	$ (6,527,175)
Class A ordinary shares subject to possible redemption | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding	24,300,287	19,827,082
Diluted weighted average shares outstanding	24,300,287	19,827,082
Basic net income (loss) per share	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ 0.25	$ (0.22)
Non-Redeemable Class A and Class B Common Stock | Aurora Acquisition Corp
Other income (expense):
Basic weighted average shares outstanding	10,450,072	9,590,182
Diluted weighted average shares outstanding	10,450,072	9,590,182
Basic net income (loss) per share	$ 0.25	$ (0.22)
Diluted net income (loss) per share	$ 0.25	$ (0.22)